Equipment Loans Payable - Summary of Equipment Loan Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Haul Trucks Financing
Disclosure Of Equipment Loan Payable [Line Items]
Balance, opening	$ 2,035
Recognition of equipment loan payable		$ 2,431
Interest	110	90
Payments - principal and interest	(2,145)	(486)
Equipment loan payable, net		2,035
Non-current portion of loans payable		1,318
Current portion of loans payable		717
Equipment Financing
Disclosure Of Equipment Loan Payable [Line Items]
Balance, opening	2,500
Recognition of equipment loan payable		2,500
Interest	171
Payments - principal and interest	(1,328)
Equipment loan payable, net	1,343	2,500
Non-current portion of loans payable	729	1,875
Current portion of loans payable	$ 614	$ 625